Income Tax - Reconciliation (Details)	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Income Tax Disclosure [Abstract]
Federal U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	1.10%	0.90%	0.90%
Foreign income taxes	(8.50%)	(7.20%)	(7.00%)
Foreign interest income not subject to tax	(1.80%)	(2.10%)	(2.80%)
Tax credits and other	1.00%	3.10%	3.70%
Effective tax rate attributable to Global Payments	26.80%	29.70%	29.80%
Effective tax rate allocated to noncontrolling interests	(0.90%)	(1.20%)	(1.20%)
Effective tax rate	25.90%	28.50%	28.60%